Combined and Consolidated Statements of Operations and Comprehensive Income	12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 CNY (¥) ¥ / shares shares	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	$ 35,399,312	¥ 252,007,702	¥ 173,650,559	¥ 119,084,483
Cost of revenues	29,706,884	211,483,307	147,090,500	100,225,447
Gross profit	5,692,428	40,524,395	26,560,059	18,859,036
Operating expenses:
Selling, general and administrative expenses	1,356,464	9,656,665	6,550,065	5,629,843
Total operating expenses	1,356,464	9,656,665	6,550,065	5,629,843
Operating income	4,335,964	30,867,730	20,009,994	13,229,193
Interest (expense) income, net	(14,290)	(101,733)	15,634	(9,669)
Other income, net	1,081	7,695	99,908
Income before income taxes	4,322,755	30,773,692	20,125,536	13,219,524
Income tax expenses	649,177	4,621,493	3,049,349	1,995,992
Net income	3,673,578	26,152,199	17,076,187	11,223,532
Other comprehensive income, net of tax of nil:	13	91
Comprehensive income	$ 3,673,565	¥ 26,152,108	¥ 17,076,187	¥ 11,223,532
Net income per share-basic and diluted
Weighted average number of ordinary shares outstanding, basic	20,387,159	20,387,159	20,011,132	20,011,132
Weighted average number of ordinary shares outstanding, diluted	20,387,159	20,387,159	20,011,132	20,011,132
Basic net income per share | (per share)	$ 0.18	¥ 1.28	¥ 0.85	¥ 0.56
Diluted net income per share | (per share)	$ 0.18	¥ 1.28	¥ 0.85	¥ 0.56